Additional Cash Flow Information	12 Months Ended
Dec. 31, 2010
Additional Cash Flow Information
Additional Cash Flow Information
		2010 $	2009 $	2008 $

	Reported in the consolidated statements of cash flows:

	Interest paid	115	111	93
	Taxation paid	188	147	125

	Non-cash investing and financing items not reported in the consolidated statements of cash flows:

	Shares issued as part of Golden Cycle Gold Corporation acquisition	-	-	118
	Shares issued to acquire São Bento Gold Company Limited	-	-	70
	Exercise of share entitlements	43	20	16

	Non-cash operating items not reported in the consolidated statements of cash flows:

	Foreign exchange transaction gain(1)	2	103	7

(1)	Foreign exchange transaction gain included in Interest, dividends and other amounts to:	3	112	4